Deferred Payment Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferred payment receivable [Abstract]
Schedule of Deferred Payment Receivable
	As at December 31,
	2018	2017
	$ Thousands
Deferred payment receivable	189,166	175,000